EXHIBIT 99.3

NISSAN MASTER OWNER TRUST RECEIVABLES, SERIES 2016-A
Monthly Servicer's Statement
for the month ended May 31, 2017

Period	Collection	Accrual	Distribution	Series Allocation Percentage at Month-End	42.38%
From	01-May-17	15-May-17	15-Jun-17	Floating Allocation Percentage at Month-End	79.97%
To	31-May-17	15-Jun-17
Days	31

Description of Collateral		Expected Final	Accumulation	Early Redemption
On the Distribution Date, the Series 2016-A balances were:		Payment Date	Period	Period
		6/17/2019	12/1/2018	No
Notes	$1,600,000,000.00
A1	850,000,000.00
A2	750,000,000.00
Principal Amount of Debt	1,600,000,000.00		Accumulation Account
Required Overcollateralization	$375,318,000.00		Beginning	-
Required Overcollateralization Increase - MPR < 35%	$0.00		Payout	-
Required Overcollateralization Increase - MPR < 30%	$0.00		Additions	-
Incremental Overcollateralization Amount	$0.00		Ending Balance	-
Series Nominal Liquidation Amount	1,975,318,000.00
			Distributions to Investors
Required Participation Amount	$1,975,318,000.00		A1 Days	31
Excess Receivables	$339,497,157.74		A1 LIBOR	0.989110%
			A1 Applicable Margin	0.640000%
Total Collateral	2,314,815,157.74			1.629110%

Collateral as Percent of Notes	144.68%		A2 Days	30
			A2 Fixed Rate	1.54%

NMOTR Trust Pool Activity				Actual	Per $1000
During the past Collection Period, the following activity occurred:			Interest A1	1,192,418.01	1.19
			Principal A1	-	-
	NMOTR
	Total Pool				1.19
Beginning Gross Principal Pool Balance	$6,461,530,587.83					1.59%
Total Principal Collections	$(2,481,213,272.87)			Actual	Per $1000
Investment in New Receivables	$2,176,872,793.57		Interest A2	962,500.00	0.96
Receivables Added for Additional Accounts	$0.00		Principal A2	-	-
Repurchases	$(5,477,155.88)
Principal Default Amounts	$0.00				0.96
Principal Reallocation	$0.00		Total Due Investors	2,154,918.01
New Series Issued During Collection Period	$0.00		Servicing Fee	1,646,098.33
Less Net CMA Offset	$(685,514,040.18)		Excess Cash Flow	1,904,018.82
Less Servicing Adjustment	$(4,614,993.25)
Ending Balance	$5,461,583,919.22

SAP for Next Period	42.38%		Reserve Account

Average Receivable Balance	$5,641,293,222.38		Required Balance	$8,000,000.00
Monthly Payment Rate	43.98%		Current Balance	$8,000,000.00
			Deficit/(Excess)	$-
Interest Collections
During the past collection period, the following activity occurred:

	NMOTR		'Status Trigger'
	Total Pool
Total Interest Collections	$16,831,178.64			Threshold	Actual
Principal Reallocations	0.00		Status Percentage	10.2%	1.03%
Recoveries on Receivables Written Off	0.00
Total Available	$16,831,178.64		Pass / Fail	PASS